Quarterly Holdings Report
for
Fidelity® Sustainable Core Plus Bond ETF
November 30, 2022
CPB-NPRT1-0123
1.9904946.100
Corporate Bonds - 49.6%
		Principal Amount (a)	Value ($)
Convertible Bonds - 0.1%
COMMUNICATION SERVICES - 0.1%
Media - 0.1%
DISH Network Corp. 3.375% 8/15/26		16,000	10,360

CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
DraftKings, Inc. 0% 3/15/28		2,000	1,276

HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Oak Street Health, Inc. 0% 3/15/26		1,000	767

REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
Redfin Corp. 0.5% 4/1/27		8,000	3,280

TOTAL CONVERTIBLE BONDS			15,683
Nonconvertible Bonds - 49.5%
COMMUNICATION SERVICES - 4.7%
Diversified Telecommunication Services - 2.0%
Altice France SA 5.125% 7/15/29 (b)		5,000	3,879
Frontier Communications Holdings LLC 8.75% 5/15/30 (b)		5,000	5,173
Level 3 Financing, Inc. 3.75% 7/15/29 (b)		23,000	16,633
TELUS Corp. 3.4% 5/13/32		70,000	60,430
Verizon Communications, Inc.:
2.355% 3/15/32		40,000	32,109
3.875% 3/1/52		140,000	108,681
Virgin Media Finance PLC 5% 7/15/30 (b)		4,000	3,261
Zayo Group Holdings, Inc. 6.125% 3/1/28 (b)		9,000	4,883
			235,049
Entertainment - 0.5%
The Walt Disney Co. 2.65% 1/13/31		70,000	60,230

Media - 1.6%
Altice Financing SA 5.75% 8/15/29 (b)		12,000	9,813
Altice France Holding SA 6% 2/15/28 (b)		16,000	10,740
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 1/15/34(b)		5,000	3,895
4.75% 2/1/32(b)		21,000	17,561
DIRECTV Financing LLC / DIRECTV Financing Co-Obligor, Inc. 5.875% 8/15/27 (b)		5,000	4,588
DISH DBS Corp. 5.75% 12/1/28 (b)		1,000	811
DISH Network Corp. 11.75% 11/15/27 (b)		5,000	5,139
Magallanes, Inc.:
4.279% 3/15/32(b)		74,000	62,826
5.141% 3/15/52(b)		76,000	58,889
TEGNA, Inc. 4.75% 3/15/26 (b)		4,000	3,910
UPC Broadband Finco BV 4.875% 7/15/31 (b)		4,000	3,371
			181,543
Wireless Telecommunication Services - 0.6%
Millicom International Cellular SA 4.5% 4/27/31 (b)		9,000	7,361
Rogers Communications, Inc.:
3.2% 3/15/27(b)		30,000	27,994
4.55% 3/15/52(b)		40,000	32,558
			67,913
TOTAL COMMUNICATION SERVICES			544,735

CONSUMER DISCRETIONARY - 4.4%
Auto Components - 0.0%
Patrick Industries, Inc. 4.75% 5/1/29 (b)		6,000	4,710

Automobiles - 0.3%
General Motors Co. 5.4% 10/15/29		20,000	19,300
McLaren Finance PLC 7.5% 8/1/26 (b)		2,000	1,617
Rivian Holdco & Rivian LLC & Rivian Automotive LLC 6 month U.S. LIBOR + 5.620% 10.1636% 10/15/26 (b)(c)(d)		9,000	8,685
			29,602
Diversified Consumer Services - 0.3%
Adtalem Global Education, Inc. 5.5% 3/1/28 (b)		5,000	4,650
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (b)		8,000	7,607
Sotheby's 7.375% 10/15/27 (b)		5,000	4,870
StoneMor, Inc. 8.5% 5/15/29 (b)		3,000	2,438
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (b)		21,000	19,684
			39,249
Hotels, Restaurants & Leisure - 0.6%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 3.5% 2/15/29 (b)		9,000	7,674
Constellation Merger Sub, Inc. 8.5% 9/15/25 (b)		4,000	3,525
Hilton Domestic Operating Co., Inc. 3.625% 2/15/32 (b)		13,000	10,703
Life Time, Inc. 8% 4/15/26 (b)		5,000	4,515
MajorDrive Holdings IV LLC 6.375% 6/1/29 (b)		6,000	4,680
Royal Caribbean Cruises Ltd. 5.5% 4/1/28 (b)		12,000	9,795
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (b)		15,000	13,742
Yum! Brands, Inc. 4.625% 1/31/32		17,000	14,959
			69,593
Internet & Direct Marketing Retail - 0.3%
Match Group Holdings II LLC 4.625% 6/1/28 (b)		5,000	4,472
Uber Technologies, Inc.:
4.5% 8/15/29(b)		32,000	27,857
8% 11/1/26(b)		1,000	1,011
			33,340
Multiline Retail - 0.0%
Macy's Retail Holdings LLC 5.875% 4/1/29 (b)		2,000	1,860
Nordstrom, Inc. 4.375% 4/1/30		3,000	2,409
			4,269
Specialty Retail - 2.3%
At Home Group, Inc. 4.875% 7/15/28 (b)		4,000	2,910
Bath & Body Works, Inc. 6.95% 3/1/33		4,000	3,469
Carvana Co. 4.875% 9/1/29 (b)		15,000	5,013
LBM Acquisition LLC 6.25% 1/15/29 (b)		5,000	3,444
Lowe's Companies, Inc.:
3.75% 4/1/32		70,000	63,764
4.25% 4/1/52		70,000	57,138
Michaels Companies, Inc. 5.25% 5/1/28 (b)		12,000	8,789
Rent-A-Center, Inc. 6.375% 2/15/29 (b)		4,000	3,290
The Home Depot, Inc. 3.25% 4/15/32		70,000	63,178
TJX Companies, Inc. 3.875% 4/15/30		60,000	56,657
Victoria's Secret & Co. 4.625% 7/15/29 (b)		4,000	3,376
			271,028
Textiles, Apparel & Luxury Goods - 0.6%
Crocs, Inc. 4.125% 8/15/31 (b)		9,000	7,192
Hanesbrands, Inc. 4.625% 5/15/24 (b)		5,000	4,850
Tapestry, Inc. 3.05% 3/15/32		70,000	54,165
			66,207
TOTAL CONSUMER DISCRETIONARY			517,998

CONSUMER STAPLES - 1.8%
Beverages - 0.0%
Triton Water Holdings, Inc. 6.25% 4/1/29 (b)		6,000	4,670

Food & Staples Retailing - 0.6%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.25% 3/15/26(b)		6,000	5,447
4.875% 2/15/30(b)		3,000	2,677
Alimentation Couche-Tard, Inc. 3.625% 5/13/51 (b)		80,000	54,831
U.S. Foods, Inc. 4.625% 6/1/30 (b)		4,000	3,550
			66,505
Food Products - 1.2%
Darling Ingredients, Inc.:
5.25% 4/15/27(b)		1,000	968
6% 6/15/30(b)		5,000	4,876
General Mills, Inc. 2.25% 10/14/31		150,000	122,249
Post Holdings, Inc. 4.5% 9/15/31 (b)		5,000	4,261
TreeHouse Foods, Inc. 4% 9/1/28		4,000	3,408
			135,762
TOTAL CONSUMER STAPLES			206,937

ENERGY - 1.4%
Energy Equipment & Services - 0.3%
Archrock Partners LP / Archrock Partners Finance Corp. 6.25% 4/1/28 (b)		6,000	5,565
CGG SA 8.75% 4/1/27 (b)		9,000	7,570
Oceaneering International, Inc. 6% 2/1/28		6,000	5,436
Transocean Guardian Ltd. 5.875% 1/15/24 (b)		7,599	7,402
Transocean Sentry Ltd. 5.375% 5/15/23 (b)		3,969	3,931
Weatherford International Ltd. 8.625% 4/30/30 (b)		4,000	3,836
			33,740
Oil, Gas & Consumable Fuels - 1.1%
California Resources Corp. 7.125% 2/1/26 (b)		13,000	12,643
CNX Resources Corp.:
6% 1/15/29(b)		2,000	1,890
7.375% 1/15/31(b)		5,000	5,003
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 6% 2/1/29 (b)		10,000	9,225
CVR Energy, Inc. 5.25% 2/15/25 (b)		19,000	18,212
Energean PLC 6.5% 4/30/27 (b)		5,000	4,600
Global Partners LP/GLP Finance Corp. 6.875% 1/15/29		3,000	2,724
Holly Energy Partners LP/Holly Energy Finance Corp. 5% 2/1/28 (b)		5,000	4,556
MEG Energy Corp. 5.875% 2/1/29 (b)		15,000	14,235
New Fortress Energy, Inc. 6.5% 9/30/26 (b)		28,000	27,061
Northern Oil & Gas, Inc. 8.125% 3/1/28 (b)		4,000	3,906
SM Energy Co. 6.5% 7/15/28		4,000	3,870
Sunoco LP/Sunoco Finance Corp. 4.5% 5/15/29		7,000	6,061
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. 6% 3/1/27 (b)		5,000	4,753
Teine Energy Ltd. 6.875% 4/15/29 (b)		9,000	8,145
			126,884
TOTAL ENERGY			160,624

FINANCIALS - 12.3%
Banks - 6.9%
AIB Group PLC 2.875% 5/30/31 (Reg. S) (c)	EUR	100,000	92,919
Bank of America Corp.:
2.456% 10/22/25(c)		130,000	122,318
2.687% 4/22/32(c)		40,000	32,406
5.015% 7/22/33(c)		71,000	68,545
Citigroup, Inc.:
2.014% 1/25/26(c)		130,000	120,698
4.91% 5/24/33(c)		40,000	38,085
JPMorgan Chase & Co.:
0.768% 8/9/25(c)		130,000	119,936
2.963% 1/25/33(c)		40,000	32,979
4.586% 4/26/33(c)		59,000	55,421
4.912% 7/25/33(c)		13,000	12,536
NatWest Group PLC 2.057% 11/9/28 (Reg. S) (c)	GBP	100,000	99,967
Santander Holdings U.S.A., Inc. 5.807% 9/9/26 (c)		15,000	14,935
			810,745
Capital Markets - 3.1%
Coinbase Global, Inc.:
3.375% 10/1/28(b)		4,000	2,338
3.625% 10/1/31(b)		5,000	2,700
Goldman Sachs Group, Inc.:
3.102% 2/24/33(c)		46,000	38,204
3.615% 3/15/28(c)		70,000	65,102
Hightower Holding LLC 6.75% 4/15/29 (b)		5,000	4,147
Morgan Stanley:
0.864% 10/21/25(c)		140,000	127,763
2.943% 1/21/33(c)		40,000	32,756
4.889% 7/20/33(c)		31,000	29,571
State Street Corp. 3.031% 11/1/34 (c)		70,000	59,281
StoneX Group, Inc. 8.625% 6/15/25 (b)		3,000	3,041
			364,903
Consumer Finance - 0.7%
Ally Financial, Inc. 2.2% 11/2/28		70,000	55,903
OneMain Finance Corp. 3.875% 9/15/28		23,000	18,248
			74,151
Diversified Financial Services - 0.1%
Altus Midstream LP 5.875% 6/15/30 (b)		5,000	4,699
Enviva Partners LP / Enviva Partners Finance Corp. 6.5% 1/15/26 (b)		3,000	2,860
			7,559
Insurance - 1.5%
Equitable Financial Life Global Funding 1.3% 7/12/26 (b)		100,000	87,422
Marsh & McLennan Companies, Inc. 2.375% 12/15/31		110,000	89,317
			176,739
Mortgage Real Estate Investment Trusts - 0.0%
Rithm Capital Corp. 6.25% 10/15/25 (b)		4,000	3,611

Thrifts & Mortgage Finance - 0.0%
Radian Group, Inc. 6.625% 3/15/25		4,000	3,960

TOTAL FINANCIALS			1,441,668

HEALTH CARE - 4.3%
Biotechnology - 1.0%
Amgen, Inc. 3% 2/22/29		130,000	117,584
Emergent BioSolutions, Inc. 3.875% 8/15/28 (b)		5,000	2,250
			119,834
Health Care Providers & Services - 1.8%
Akumin Escrow, Inc. 7.5% 8/1/28 (b)		4,000	2,730
Cano Health, Inc. 6.25% 10/1/28 (b)		11,000	5,555
Cigna Corp. 3.4% 3/15/51		80,000	58,306
Community Health Systems, Inc.:
4.75% 2/15/31(b)		13,000	9,525
5.25% 5/15/30(b)		5,000	3,813
6.875% 4/15/29(b)		10,000	5,350
DaVita HealthCare Partners, Inc. 3.75% 2/15/31 (b)		8,000	5,880
Encompass Health Corp. 4.625% 4/1/31		5,000	4,315
HealthEquity, Inc. 4.5% 10/1/29 (b)		9,000	7,885
Horizon Pharma U.S.A., Inc. 5.5% 8/1/27 (b)		4,000	3,970
Humana, Inc. 3.7% 3/23/29		70,000	64,461
Pediatrix Medical Group, Inc. 5.375% 2/15/30 (b)		10,000	8,438
RegionalCare Hospital Partners Holdings, Inc. 5.375% 1/15/29 (b)		6,000	3,520
Tenet Healthcare Corp.:
4.375% 1/15/30(b)		4,000	3,484
6.125% 10/1/28(b)		20,000	17,650
			204,882
Health Care Technology - 0.0%
Athenahealth Group, Inc. 6.5% 2/15/30 (b)		5,000	3,745

Life Sciences Tools & Services - 0.1%
Charles River Laboratories International, Inc. 3.75% 3/15/29 (b)		9,000	7,831
Syneos Health, Inc. 3.625% 1/15/29 (b)		6,000	4,744
			12,575
Pharmaceuticals - 1.4%
AstraZeneca Finance LLC 1.75% 5/28/28		70,000	60,866
Bristol-Myers Squibb Co. 2.95% 3/15/32		40,000	35,301
Catalent Pharma Solutions 3.5% 4/1/30 (b)		9,000	7,335
HLF Financing SARL LLC / Herbalife International, Inc. 4.875% 6/1/29 (b)		1,000	715
Zoetis, Inc. 2% 5/15/30		70,000	57,671
			161,888
TOTAL HEALTH CARE			502,924

INDUSTRIALS - 3.0%
Aerospace & Defense - 0.2%
Bombardier, Inc. 6% 2/15/28 (b)		16,000	15,003
Howmet Aerospace, Inc. 3% 1/15/29		4,000	3,380
Triumph Group, Inc. 8.875% 6/1/24 (b)		5,000	5,113
			23,496
Building Products - 0.6%
Carrier Global Corp. 2.493% 2/15/27		70,000	63,566
Cornerstone Building Brands, Inc. 6.125% 1/15/29 (b)		4,000	2,699
			66,265
Commercial Services & Supplies - 0.4%
APX Group, Inc. 5.75% 7/15/29 (b)		6,000	5,108
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (b)		7,000	5,539
Covanta Holding Corp. 4.875% 12/1/29 (b)		14,000	11,830
Neptune BidCo U.S., Inc. 9.29% 4/15/29 (b)		5,000	4,815
Stericycle, Inc.:
3.875% 1/15/29(b)		12,000	10,440
5.375% 7/15/24(b)		7,000	6,919
			44,651
Construction & Engineering - 0.1%
AECOM 5.125% 3/15/27		6,000	5,837
Pike Corp. 5.5% 9/1/28 (b)		2,000	1,787
			7,624
Electrical Equipment - 0.1%
Atkore, Inc. 4.25% 6/1/31 (b)		4,000	3,370
Sensata Technologies BV 4% 4/15/29 (b)		4,000	3,479
			6,849
Industrial Conglomerates - 0.5%
Honeywell International, Inc. 1.75% 9/1/31		70,000	56,148

Machinery - 1.1%
Ingersoll-Rand Luxembourg Finance SA 3.8% 3/21/29		70,000	64,901
Otis Worldwide Corp. 2.565% 2/15/30		70,000	59,650
			124,551
Marine - 0.0%
Seaspan Corp. 5.5% 8/1/29 (b)		5,000	3,849

Professional Services - 0.0%
Dun & Bradstreet Corp. 5% 12/15/29 (b)		4,000	3,441

Road & Rail - 0.0%
Hertz Corp. 4.625% 12/1/26 (b)		6,000	5,205

Trading Companies & Distributors - 0.0%
Fortress Transportation & Infrastructure Investors LLC 5.5% 5/1/28 (b)		6,000	5,220

TOTAL INDUSTRIALS			347,299

INFORMATION TECHNOLOGY - 2.4%
Communications Equipment - 0.1%
CommScope, Inc. 4.75% 9/1/29 (b)		8,000	6,737
HTA Group Ltd. 7% 12/18/25 (b)		4,000	3,680
			10,417
Electronic Equipment & Components - 0.6%
Coherent Corp. 5% 12/15/29 (b)		5,000	4,413
Dell International LLC/EMC Corp. 6.2% 7/15/30		60,000	61,699
			66,112
IT Services - 0.2%
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 3.5% 3/1/29 (b)		14,000	11,831
Tempo Acquisition LLC 5.75% 6/1/25 (b)		3,000	2,962
Twilio, Inc. 3.625% 3/15/29		9,000	7,425
Virtusa Corp. 7.125% 12/15/28 (b)		6,000	4,500
			26,718
Semiconductors & Semiconductor Equipment - 1.2%
Broadcom, Inc. 2.6% 2/15/33 (b)		5,000	3,778
Entegris Escrow Corp. 5.95% 6/15/30 (b)		10,000	9,340
Entegris, Inc. 3.625% 5/1/29 (b)		14,000	11,620
Micron Technology, Inc. 2.703% 4/15/32		70,000	54,113
NXP BV/NXP Funding LLC/NXP U.S.A., Inc. 2.5% 5/11/31		70,000	55,444
onsemi 3.875% 9/1/28 (b)		6,000	5,320
			139,615
Software - 0.3%
Black Knight InfoServ LLC 3.625% 9/1/28 (b)		4,000	3,595
Elastic NV 4.125% 7/15/29 (b)		14,000	11,381
NCR Corp. 6.125% 9/1/29 (b)		7,500	7,275
NortonLifeLock, Inc. 5% 4/15/25 (b)		7,000	6,790
Open Text Corp. 3.875% 12/1/29 (b)		7,000	5,588
Open Text Holdings, Inc. 4.125% 2/15/30 (b)		5,000	4,049
			38,678
TOTAL INFORMATION TECHNOLOGY			281,540

MATERIALS - 1.8%
Chemicals - 1.0%
International Flavors & Fragrances, Inc. 2.3% 11/1/30 (b)		80,000	62,883
Methanex Corp.:
5.125% 10/15/27		5,000	4,588
5.65% 12/1/44		15,000	11,250
NOVA Chemicals Corp.:
4.875% 6/1/24(b)		5,000	4,866
5.25% 6/1/27(b)		5,000	4,488
Nufarm Australia Ltd. 5% 1/27/30 (b)		5,000	4,281
Olympus Water U.S. Holding Corp. 6.25% 10/1/29 (b)		7,000	5,051
The Chemours Co. LLC 4.625% 11/15/29 (b)		24,000	19,320
			116,727
Construction Materials - 0.1%
Eco Material Technologies, Inc. 7.875% 1/31/27 (b)		1,000	951
VM Consolidated, Inc. 5.5% 4/15/29 (b)		14,000	12,318
			13,269
Containers & Packaging - 0.2%
Berry Global, Inc. 5.625% 7/15/27 (b)		15,000	14,700
Clydesdale Acquisition Holdings, Inc. 6.625% 4/15/29 (b)		5,000	4,817
Crown Americas LLC/Crown Americas Capital Corp. IV 4.75% 2/1/26		5,000	4,842
			24,359
Metals & Mining - 0.4%
ATI, Inc. 4.875% 10/1/29		6,000	5,115
Coeur d'Alene Mines Corp. 5.125% 2/15/29 (b)		3,000	2,336
Eldorado Gold Corp. 6.25% 9/1/29 (b)		5,000	4,156
ERO Copper Corp. 6.5% 2/15/30 (b)		11,000	8,477
FMG Resources Pty Ltd. 6.125% 4/15/32 (b)		10,000	9,149
IAMGOLD Corp. 5.75% 10/15/28 (b)		3,000	2,098
Infrabuild Australia Pty Ltd. 12% 10/1/24 (b)		4,000	3,884
Mineral Resources Ltd. 8.5% 5/1/30 (b)		12,000	12,161
			47,376
Paper & Forest Products - 0.1%
Domtar Corp. 6.75% 10/1/28 (b)		4,000	3,486
Mercer International, Inc. 5.125% 2/1/29		5,000	4,293
			7,779
TOTAL MATERIALS			209,510

REAL ESTATE - 5.5%
Equity Real Estate Investment Trusts (REITs) - 4.3%
Alexandria Real Estate Equities, Inc. 2% 5/18/32		110,000	83,873
Boston Properties, Inc.:
2.45% 10/1/33		110,000	80,803
6.75% 12/1/27		8,000	8,366
Corporate Office Properties LP 2% 1/15/29		80,000	61,913
Hudson Pacific Properties LP 5.95% 2/15/28		54,000	51,268
MPT Operating Partnership LP/MPT Finance Corp.:
4.625% 8/1/29		5,000	3,932
5% 10/15/27		24,000	20,491
Prologis LP 2.875% 11/15/29		100,000	87,434
SBA Communications Corp. 3.125% 2/1/29		6,000	5,009
Uniti Group, Inc. 6% 1/15/30 (b)		17,000	12,266
WP Carey, Inc. 2.45% 2/1/32		110,000	85,202
			500,557
Real Estate Management & Development - 1.2%
CBRE Group, Inc. 2.5% 4/1/31		70,000	54,992
Howard Hughes Corp. 4.375% 2/1/31 (b)		10,000	8,213
Realogy Group LLC/Realogy Co.-Issuer Corp. 5.25% 4/15/30 (b)		3,000	2,205
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.125% 8/1/30 (b)		7,000	6,111
Vonovia SE 0.625% 3/24/31 (Reg. S)	EUR	100,000	75,858
			147,379
TOTAL REAL ESTATE			647,936

UTILITIES - 7.9%
Electric Utilities - 3.2%
Duke Energy Carolinas LLC 3.95% 11/15/28		90,000	86,653
NextEra Energy Capital Holdings, Inc. 1.9% 6/15/28		70,000	60,034
Northern States Power Co. 2.25% 4/1/31		110,000	92,116
Oncor Electric Delivery Co. LLC 4.15% 6/1/32 (b)		70,000	67,011
PG&E Corp. 5% 7/1/28		5,000	4,613
Wisconsin Electric Power Co. 4.75% 9/30/32		65,000	64,391
			374,818
Independent Power and Renewable Electricity Producers - 1.6%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (b)		12,000	10,578
Sunnova Energy Corp. 5.875% 9/1/26 (b)		10,000	8,947
TerraForm Global, Inc. 6.125% 3/1/26 (b)		18,000	16,843
TerraForm Power Operating LLC 4.75% 1/15/30 (b)		4,000	3,600
The AES Corp.:
1.375% 1/15/26		70,000	62,185
2.45% 1/15/31		113,000	89,792
			191,945
Multi-Utilities - 3.1%
Consolidated Edison Co. of New York, Inc. 3.35% 4/1/30		100,000	90,325
Dominion Energy, Inc. 2.25% 8/15/31		110,000	88,065
NiSource, Inc. 1.7% 2/15/31		120,000	92,481
Puget Energy, Inc. 4.224% 3/15/32		100,000	89,221
			360,092
TOTAL UTILITIES			926,855

TOTAL NONCONVERTIBLE BONDS			5,788,026
TOTAL CORPORATE BONDS (Cost $6,247,767)			5,803,709

U.S. Treasury Obligations - 19.4%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 1.91% 4/20/23	950,000	933,881
U.S. Treasury Bonds:
2.25% 2/15/52	1,220,000	881,021
3.375% 8/15/42	80,000	73,188
U.S. Treasury Notes:
2.5% 4/30/24	350,000	339,910
2.5% 3/31/27	50,000	47,217
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,463,829)		2,275,217

U.S. Government Agency - Mortgage Securities - 27.3%
	Principal Amount (a)	Value ($)
Fannie Mae - 0.4%
3% 5/1/52	24,356	21,587
4.5% 7/1/52	24,493	24,124
TOTAL FANNIE MAE		45,711
Freddie Mac - 0.4%
2.5% 12/1/51	49,285	42,244
Ginnie Mae - 5.8%
2% 2/20/51	24,254	20,720
2% 12/1/52 (e)	25,000	21,228
2% 12/1/52 (e)	50,000	42,455
2% 12/1/52 (e)	50,000	42,455
2% 12/1/52 (e)	50,000	42,455
2% 1/1/53 (e)	50,000	42,494
2% 1/1/53 (e)	50,000	42,494
2% 1/1/53 (e)	25,000	21,247
2.5% 12/1/52 (e)	50,000	43,869
2.5% 12/1/52 (e)	50,000	43,869
2.5% 1/1/53 (e)	50,000	43,906
2.5% 1/1/53 (e)	50,000	43,906
2.5% 1/1/53 (e)	25,000	21,953
3% 12/1/52 (e)	50,000	45,097
3% 12/1/52 (e)	25,000	22,548
3% 1/1/53 (e)	50,000	45,128
3.5% 12/1/52 (e)	50,000	46,386
3.5% 1/1/53 (e)	50,000	46,409
TOTAL GINNIE MAE		678,619
Uniform Mortgage Backed Securities - 20.7%
1.5% 12/1/52 (e)	50,000	38,840
1.5% 1/1/53 (e)	50,000	38,627
2% 12/1/37 (e)	50,000	44,916
2% 12/1/37 (e)	100,000	89,831
2% 12/1/37 (e)	50,000	44,916
2% 1/1/38 (e)	50,000	44,972
2% 1/1/38 (e)	50,000	44,972
2% 12/1/52 (e)	50,000	41,122
2% 12/1/52 (e)	50,000	41,122
2% 12/1/52 (e)	25,000	20,561
2% 12/1/52 (e)	100,000	82,244
2% 12/1/52 (e)	100,000	82,244
2% 12/1/52 (e)	50,000	41,122
2% 12/1/52 (e)	50,000	41,122
2% 12/1/52 (e)	50,000	41,122
2% 12/1/52 (e)	75,000	61,683
2% 12/1/52 (e)	50,000	41,122
2% 12/1/52 (e)	50,000	41,122
2% 1/1/53 (e)	50,000	41,165
2% 1/1/53 (e)	50,000	41,165
2% 1/1/53 (e)	50,000	41,165
2% 1/1/53 (e)	50,000	41,165
2% 1/1/53 (e)	50,000	41,165
2% 1/1/53 (e)	50,000	41,165
2% 1/1/53 (e)	100,000	82,330
2.5% 12/1/52 (e)	25,000	21,363
2.5% 12/1/52 (e)	25,000	21,363
2.5% 12/1/52 (e)	50,000	42,727
2.5% 12/1/52 (e)	100,000	85,453
2.5% 12/1/52 (e)	50,000	42,727
2.5% 12/1/52 (e)	50,000	42,727
2.5% 12/1/52 (e)	50,000	42,727
2.5% 12/1/52 (e)	50,000	42,727
2.5% 12/1/52 (e)	25,000	21,363
2.5% 1/1/53 (e)	100,000	85,535
2.5% 1/1/53 (e)	50,000	42,768
3% 12/1/37 (e)	50,000	47,055
3% 12/1/52 (e)	100,000	88,523
3% 12/1/52 (e)	50,000	44,262
3% 12/1/52 (e)	50,000	44,262
3% 12/1/52 (e)	25,000	22,131
3% 1/1/53 (e)	50,000	43,811
3.5% 12/1/52 (e)	50,000	45,813
3.5% 12/1/52 (e)	50,000	45,813
4% 12/1/52 (e)	50,000	47,313
4% 12/1/52 (e)	50,000	47,313
4% 12/1/52 (e)	50,000	47,313
4.5% 12/1/52 (e)	50,000	48,672
4.5% 12/1/52 (e)	50,000	48,672
4.5% 1/1/53 (e)	50,000	48,672
5% 12/1/52 (e)	50,000	49,781
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		2,421,866
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $3,106,187)		3,188,440

Asset-Backed Securities - 8.4%
	Principal Amount (a)	Value ($)
Allegro CLO XV, Ltd. / Allegro CLO VX LLC Series 2022-1A Class A, CME TERM SOFR 3 MONTH INDEX + 1.500% 3.1807% 7/20/35 (b)(c)(d)	250,000	242,349
Cedar Funding Ltd. Series 2021-14A Class A, 3 month U.S. LIBOR + 1.100% 5.1791% 7/15/33 (b)(c)(d)	250,000	243,626
CEDF Series 2021-6A Class ARR, 3 month U.S. LIBOR + 1.050% 5.2926% 4/20/34 (b)(c)(d)	100,000	96,256
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/49 (b)	48,625	39,960
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, 3 month U.S. LIBOR + 1.080% 5.3226% 4/20/33 (b)(c)(d)	320,000	310,273
Verizon Master Trust Series 2021-2 Class A, 0.99% 4/20/28	54,000	50,010
TOTAL ASSET-BACKED SECURITIES (Cost $1,010,932)		982,474

Commercial Mortgage Securities - 1.7%
	Principal Amount (a)	Value ($)
BXHPP Trust floater Series 2021-FILM Class A, 1 month U.S. LIBOR + 0.650% 4.525% 8/15/36 (b)(c)(d)	125,000	116,979
SLG Office Trust sequential payer Series 2021-OVA Class A, 2.5854% 7/15/41 (b)	100,000	80,390
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $209,178)		197,369

Foreign Government and Government Agency Obligations - 0.2%
	Principal Amount (a)	Value ($)
German Federal Republic 0% 8/15/31 (Cost $20,518)	25,000	22,152

Common Stocks - 0.1%
	Shares	Value ($)
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Denbury, Inc. (f)	19	1,705
EQT Corp.	30	1,272
New Fortress Energy, Inc.	57	2,901
		5,878
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Components - 0.0%
Coherent Corp. (f)	31	1,137
TOTAL COMMON STOCKS (Cost $6,499)		7,015

Bank Loan Obligations - 0.0%
	Principal Amount (a)	Value ($)
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 8.493% 6/21/24 (c)(d)(g) (Cost $2,827)	2,984	2,625

Preferred Securities - 1.6%
		Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.8%
Telefonica Europe BV 2.502% (Reg. S) (c)(h)	EUR	100,000	88,451
CONSUMER STAPLES - 0.7%
Food Products - 0.7%
Danone SA 1% (Reg. S) (c)(h)	EUR	100,000	87,071
FINANCIALS - 0.1%
Consumer Finance - 0.1%
Ally Financial, Inc. 4.7% (c)(h)		10,000	7,244
TOTAL PREFERRED SECURITIES (Cost $204,057)			182,766

Money Market Funds - 17.0%
	Shares	Value ($)
Fidelity Cash Central Fund 3.86% (i) (Cost $1,991,437)	1,991,039	1,991,437

TOTAL INVESTMENT IN SECURITIES - 125.3% (Cost $15,263,231)	14,653,204
NET OTHER ASSETS (LIABILITIES) - (25.3)% (j)	(2,957,145)
NET ASSETS - 100.0%	11,696,059

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
2% 12/1/52	(50,000)	(42,455)
2% 12/1/52	(25,000)	(21,228)
2% 12/1/52	(50,000)	(42,455)
2% 12/1/52	(25,000)	(21,228)
2.5% 12/1/52	(50,000)	(43,869)
2.5% 12/1/52	(50,000)	(43,869)
3% 12/1/52	(50,000)	(45,097)
3.5% 12/1/52	(50,000)	(46,386)

TOTAL GINNIE MAE		(306,587)

Uniform Mortgage Backed Securities
1.5% 12/1/52	(50,000)	(38,840)
2% 12/1/37	(50,000)	(44,916)
2% 12/1/37	(50,000)	(44,916)
2% 12/1/52	(50,000)	(41,122)
2% 12/1/52	(50,000)	(41,122)
2% 12/1/52	(50,000)	(41,122)
2% 12/1/52	(50,000)	(41,122)
2% 12/1/52	(50,000)	(41,122)
2% 12/1/52	(50,000)	(41,122)
2% 12/1/52	(25,000)	(20,561)
2% 12/1/52	(50,000)	(41,122)
2% 12/1/52	(50,000)	(41,122)
2% 12/1/52	(100,000)	(82,244)
2.5% 12/1/52	(25,000)	(21,363)
2.5% 12/1/52	(50,000)	(42,727)
2.5% 12/1/52	(25,000)	(21,363)
2.5% 12/1/52	(100,000)	(85,453)
2.5% 12/1/52	(50,000)	(42,727)
3% 12/1/52	(50,000)	(44,262)
4.5% 12/1/52	(50,000)	(48,672)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(867,020)

TOTAL TBA SALE COMMITMENTS (Proceeds $1,156,831)		(1,173,607)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	1	Mar 2023	205,359	521	521
CBOT 5-Year U.S. Treasury Note Contracts (United States)	2	Mar 2023	217,141	1,308	1,308

TOTAL PURCHASED					1,829

Sold

Bond Index Contracts
Eurex Euro-Bobl Contracts (Germany)	1	Dec 2022	124,903	2,305	2,305

TOTAL FUTURES CONTRACTS					4,134
The notional amount of futures purchased as a percentage of Net Assets is 3.7%
The notional amount of futures sold as a percentage of Net Assets is 1.1%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

EUR	2,000	USD	2,069	HSBC Bank	12/08/22	13
EUR	1,000	USD	1,028	JPMorgan Chase Bank, N.A.	12/08/22	13
USD	363,017	EUR	350,000	BNP Paribas S.A.	12/08/22	(1,400)
USD	6,190	EUR	6,000	BNP Paribas S.A.	12/08/22	(57)
USD	3,117	EUR	3,000	Brown Brothers Harriman & Co	12/08/22	(7)
USD	2,071	EUR	2,000	JPMorgan Chase Bank, N.A.	12/08/22	(11)
USD	1,038	EUR	1,000	State Street Bank and Trust Co	12/08/22	(4)
USD	1,206	GBP	1,000	Brown Brothers Harriman & Co	12/08/22	0
USD	1,193	GBP	1,000	JPMorgan Chase Bank, N.A.	12/08/22	(13)
USD	96,316	GBP	81,000	Royal Bank of Canada	12/08/22	(1,334)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						(2,800)

Unrealized Appreciation						26
Unrealized Depreciation						(2,826)
Currency Abbreviations
EUR	-	European Monetary Unit
GBP	-	British pound sterling
USD	-	U.S. dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,547,000 or 21.8% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Non-income producing
(g)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(h)	Security is perpetual in nature with no stated maturity date.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Includes $7,279 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.86%	-	2,449,838	458,401	15,375	-	-	1,991,437	0.0%
Total	-	2,449,838	458,401	15,375	-	-	1,991,437

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.Corporate Bonds, U.S. Treasury Obligations, Foreign Government and Government Agency Obligations, Bank Loan Obligations and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.U.S. Government Agency - Mortgage Securities, Asset-Backed Securities and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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